Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share, offered by the selling stockholders
Amount Registered | shares	6,032,604
Maximum Aggregate Offering Price	$ 477,209,139.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,902.58
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registration statement on Form S-3ASR (File No. 333-275774) of Southwest Gas Holdings, Inc. (the "Registrant") filed on November 28, 2023 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This registration fee table represents up to 6,032,604 shares of the Registrant's common stock, par value $1.00 per share ("Common Stock") issued to the selling stockholders named in the prospectus supplement. Pursuant to Rule 416 under the Securities Act, the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's Common Stock as reported on the New York Stock Exchange on November 19, 2025, which date is within five business days prior to the filing of this Registration Statement.